Issued Capital - Summary of Capital Issued (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,777,323	$ 3,752,662
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,777,323	$ 3,752,662